Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2023	Apr. 30, 2019	Mar. 31, 2024	Mar. 31, 2023	May 31, 2025	Mar. 31, 2025	Feb. 01, 2025	Nov. 18, 2024	Jan. 17, 2024	Sep. 28, 2022	Apr. 05, 2022
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		51.00%
Remaining percentage of voting equity interests acquired			16.34%	16.33%
Cash consideration			$ 7,427	$ 5,035
Additional cash consideration			2,409
Percentage of share requested to acquire		49.00%
Estimation additional cash consideration		$ 14,550
Number of tranches		three equal tranches
Earn-out period		3 years
Increase (decrease) in non-controlling interest in acquiree			(1,762)	(1,304)
Decrease in accumulated deficit			1,991	1,522
Increase (decrease) in foreign exchange translation reserve			229	218
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired											51.00%
Total purchase price											$ 7,711
Revenue from acquiree				835
Profit or loss from acquiree				(1,243)
Total purchase price of acquisition net											711
Cash and cash equivalents acquired											7,000
Fair value of current assets acquired including trade receivables											$ 185
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired										69.60%
Cash consideration										$ 3,905
Total purchase price										7,439
Revenue from acquiree				717
Profit or loss from acquiree				117
Revenue				593,720
Profit (loss) for the year				$ (11,007)
Total purchase price of acquisition net										4,280
Cash and cash equivalents acquired										3,159
Fair value of equity interest										3,534
Fair value of current assets acquired including trade receivables										119
Future estimated consideration										$ 4,411
Financial liabilities measured at fair value			4,711			$ 3,805
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	66.00%
Total purchase price	$ 6,845								$ 6,845
Revenue from acquiree			5,404
Profit or loss from acquiree			68
Revenue			795,130
Profit (loss) for the year			216,935
Total purchase price of acquisition net									6,476
Cash and cash equivalents acquired									369
Percentage of share requested to acquire	100.00%
Fair value of current assets acquired including trade receivables									101
Financial liabilities measured at fair value			$ 7,727			$ 12,396
Derivative liability recognised	$ 5,199
Business acquisition, financial liabilities									$ 7,311
Happay [Member]
Disclosure Of Business Combinations [Line Items]
Cash consideration							$ 11,197
Total purchase price							11,773	$ 11,773
Cash and cash equivalents acquired							10,394
Estimation cash consideration							345
Fair value of current assets acquired including trade receivables							$ 803
Cash consideration on revenue milestone					$ 231
Revenue milestone percentage					70.00%
Revenue milestone period							30 days
Contingent consideration							$ 576